Intangible Assets (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Acquired Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 54.8	$ 44.0	$ 44.4
Amortized intangible assets write off	$ 3.5	$ 27.2
Customer relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Customer relationship estimated life	16 years 3 months 18 days
Trade names [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Customer relationship estimated life	1 year
Underlying rights [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Customer relationship estimated life	20 years